SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Balance as of the beginning of year	$ 269,740	$ 66,010
Additions charged to credit losses		203,730
Effect of disposal subsidiaries	(269,740)
Balance as of the end of year		$ 269,740